Investments (Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities Available-For-Sale) (Details) $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	1,711	2,224
Total number of securities in an unrealized loss position equal to or greater than 12 months	475	452
Fixed maturity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	$ 17,060	$ 22,961
Less than 12 Months Gross Unrealized Loss	671	765
Equal to or Greater than 12 Months Estimated Fair Value	2,757	2,725
Equal to or Greater than 12 Months Gross Unrealized Loss	251	328
U.S. corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,632	6,365
Less than 12 Months Gross Unrealized Loss	187	383
Equal to or Greater than 12 Months Estimated Fair Value	699	832
Equal to or Greater than 12 Months Gross Unrealized Loss	98	149
Foreign corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,443	1,896
Less than 12 Months Gross Unrealized Loss	64	107
Equal to or Greater than 12 Months Estimated Fair Value	573	680
Equal to or Greater than 12 Months Gross Unrealized Loss	104	111
U.S. government and agency
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,396	4,256
Less than 12 Months Gross Unrealized Loss	237	66
Equal to or Greater than 12 Months Estimated Fair Value	0	0
Equal to or Greater than 12 Months Gross Unrealized Loss	0	0
RMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	3,457	5,172
Less than 12 Months Gross Unrealized Loss	107	105
Equal to or Greater than 12 Months Estimated Fair Value	818	520
Equal to or Greater than 12 Months Gross Unrealized Loss	32	44
State and political subdivision
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	887	624
Less than 12 Months Gross Unrealized Loss	35	22
Equal to or Greater than 12 Months Estimated Fair Value	29	43
Equal to or Greater than 12 Months Gross Unrealized Loss	3	3
ABS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	450	2,651
Less than 12 Months Gross Unrealized Loss	5	42
Equal to or Greater than 12 Months Estimated Fair Value	461	547
Equal to or Greater than 12 Months Gross Unrealized Loss	8	17
CMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,553	1,864
Less than 12 Months Gross Unrealized Loss	26	30
Equal to or Greater than 12 Months Estimated Fair Value	171	97
Equal to or Greater than 12 Months Gross Unrealized Loss	5	3
Foreign government
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	242	133
Less than 12 Months Gross Unrealized Loss	10	10
Equal to or Greater than 12 Months Estimated Fair Value	6	6
Equal to or Greater than 12 Months Gross Unrealized Loss	1	1
Equity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	57	31
Less than 12 Months Gross Unrealized Loss	2	6
Equal to or Greater than 12 Months Estimated Fair Value	40	41
Equal to or Greater than 12 Months Gross Unrealized Loss	7	8
Non-redeemable preferred stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	57	24
Less than 12 Months Gross Unrealized Loss	2	1
Equal to or Greater than 12 Months Estimated Fair Value	40	40
Equal to or Greater than 12 Months Gross Unrealized Loss	7	8
Common stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	0	7
Less than 12 Months Gross Unrealized Loss	0	5
Equal to or Greater than 12 Months Estimated Fair Value	0	1
Equal to or Greater than 12 Months Gross Unrealized Loss	$ 0	$ 0